UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]:  Amendment Number:  ___
  This Amendment (Check only one.):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WL Ross & Co. LLC
Address:    1166 Avenue of the Americas
            New York NY 10036
            United States


Form 13F File Number 001-32141

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael J Gibbons
Title:  CFO/Managing Director
Phone:  (212) 826-2042

Signature, Place, and Date of Signing:

  /s/ Michael J Gibbons            New York, NY           08/14/2008
  ---------------------         -------------------       ----------
      Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           N/A

Form 13F Information Table Entry Total:      3

Form 13F Information Table Value Total:      $640,810
                                             (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number   Name

 A          001-32141       WL Ross & Co. LLC

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


                                                          Market
                                                          Value
                                                          (in         Par        SH   Put  Investment  Voting     Voting  Voting
SECURITY Description          Title of Class   CUSIP      thousands)  Value      PRN  Call Discretion  Sole       Share   None



Assured Guaranty Ltd          COMMON           G0585R106  $ 218,873   12,166,396 SH        DEFINED     12,166,396   -      -
International Coal Group Inc. COMMON           45928H106  $ 320,213   24,537,423 SH        DEFINED     24,537,423   -      -
Montpelier Re Holdings Ltd.   COMMON           G62185106  $ 101,724   6,896,552  SH        DEFINED      6,896,552   -      -
-----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                 (in thousands)                $ 640,810
TOTAL COUNT                                                                      3


